Consolidated Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.4%
Arcos Dorados Holdings Inc., Class A	39,176	$253,469
Banco BBVA Argentina SA, ADR(a)	16,100	54,257
Banco Macro SA, ADR(a)	14,632	239,818
Despegar.com Corp.(a)	18,096	264,564
Grupo Financiero Galicia SA, ADR	35,636	316,448
Loma Negra Cia Industrial Argentina SA, ADR	20,945	139,284
Pampa Energia SA, ADR(a)(b)	11,269	172,303
Transportadora de Gas del Sur SA, Class B, ADR(a)(b)	24,190	111,516
		1,551,659
Brazil — 6.0%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA(a)	64,133	116,903
AES Brasil Energia SA	53,141	142,445
Aliansce Sonae Shopping Centers SA	47,249	271,978
Alupar Investimento SA	53,108	279,312
Anima Holding SA(a)	94,612	228,737
Arezzo Industria e Comercio SA	17,700	301,006
BK Brasil Operacao e Assessoria a Restaurantes SA(a)	76,700	156,735
Boa Vista Servicos SA	60,573	116,341
BR Malls Participacoes SA(a)	253,700	544,230
BR Properties SA	70,949	130,689
C&A Modas Ltda(a)	41,404	111,619
Cia Brasileira de Distribuicao	53,100	401,737
Cia. de Locacao das Americas	110,979	575,156
Cia. de Saneamento de Minas Gerais-COPASA	61,714	207,817
Cia. de Saneamento do Parana	81,996	317,021
Cia. Hering	42,938	271,056
Cielo SA	401,200	324,089
Cogna Educacao(a)	611,122	494,836
Construtora Tenda SA	29,604	136,668
Cruzeiro do Sul Educacional SA	15,283	41,054
CVC Brasil Operadora e Agencia de Viagens SA(a)	59,096	282,230
Cyrela Brazil Realty SA Empreendimentos e Participacoes	95,993	440,208
Duratex SA	106,200	419,363
EcoRodovias Infraestrutura e Logistica SA(a)	70,903	169,921
EDP - Energias do Brasil SA	94,400	337,809
Embraer SA(a)	227,917	755,685
Enauta Participacoes SA	12,980	38,354
Eneva SA(a)	222,253	787,227
Even Construtora e Incorporadora SA	35,400	71,388
Ez Tec Empreendimentos e Participacoes SA	35,589	212,645
Fleury SA	61,065	310,147
Grendene SA	123,900	241,300
GRUPO DE MODA SOMA SA(a)	70,800	206,353
Grupo Mateus SA(a)	135,995	212,668
Grupo SBF SA(a)	35,400	226,934
Guararapes Confeccoes SA	37,392	141,986
Hidrovias do Brasil SA(a)	118,552	156,274
Iguatemi Empresa de Shopping Centers SA	23,600	195,848
Instituto Hermes Pardini SA	23,600	95,864
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira(a)	21,240	115,743
Iochpe Maxion SA(a)	41,409	131,735
IRB Brasil Resseguros S/A	305,738	348,463
JHSF Participacoes SA	112,204	164,053
Light SA	110,094	345,384
Linx SA	42,893	309,453
Security	Shares	Value

Brazil (continued)
Locaweb Servicos de Internet SA(c)	139,712	$701,281
LOG Commercial Properties e Participacoes SA	17,764	101,062
Lojas Quero Quero S/A	64,900	272,964
M. Dias Branco SA	36,167	203,260
Mahle-Metal Leve SA	17,700	93,701
Marfrig Global Foods SA	129,800	457,514
Minerva SA	100,300	190,720
Movida Participacoes SA	47,200	163,652
MPM Corporeos SA	38,940	143,456
MRV Engenharia e Participacoes SA	100,404	335,020
Multiplan Empreendimentos Imobiliarios SA	76,700	377,635
Odontoprev SA	88,500	224,659
Omega Geracao SA(a)	41,300	315,077
Pet Center Comercio e Participacoes SA	76,523	342,699
Petro Rio SA(a)	200,718	759,861
Qualicorp Consultoria e Corretora de Seguros SA	72,924	408,857
Santos Brasil Participacoes SA	177,104	305,158
Sao Martinho SA	60,638	400,476
Sendas Distribuidora SA	51,901	890,793
Sequoia Logistica e Transportes SA(a)	16,992	76,618
SIMPAR SA	41,941	418,147
SLC Agricola SA	31,978	325,198
Smiles Fidelidade SA	23,600	102,113
Sul America SA	79,473	528,834
Transmissora Alianca de Energia Eletrica SA	64,900	481,797
Trisul SA	41,404	82,543
Tupy SA(a)	23,600	111,396
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA(a)	15,399	156,599
Vivara Participacoes SA	35,400	204,519
YDUQS Participacoes SA	94,400	595,921
		21,657,994
Chile — 0.8%
AES Gener SA	1,255,756	181,300
Aguas Andinas SA, Class A	796,264	151,988
CAP SA	23,777	432,220
Cia. Sud Americana de Vapores SA	5,712,262	401,948
Empresa Nacional de Telecomunicaciones SA	46,256	242,287
Engie Energia Chile SA	185,555	149,827
Forus SA	61,537	125,198
Grupo Security SA	442,559	84,938
Inversiones Aguas Metropolitanas SA	175,702	96,763
Inversiones La Construccion SA	19,529	105,122
Itau CorpBanca Chile SA(a)	58,691,971	183,083
Parque Arauco SA(a)	179,065	259,762
Ripley Corp. SA	309,160	87,269
SMU SA	903,703	127,229
Vina Concha y Toro SA	141,246	260,072
		2,889,006
China — 10.7%
111 Inc.(a)	10,266	99,888
361 Degrees International Ltd.(a)	354,000	159,164
AK Medical Holdings Ltd.(c)	118,000	212,107
Alphamab Oncology(a)(c)	118,000	306,592
Anxin-China Holdings Ltd.(d)	1,084,000	1
Aoyuan Healthy Life Group Co. Ltd.	118,000	88,519
Ascentage Pharma Group International(a)(c)	47,200	289,990
Ascletis Pharma Inc.(a)(c)	236,000	115,696
Asia Cement China Holdings Corp.	165,000	156,533

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
BAIOO Family Interactive Ltd.(c)	354,000	$76,567
BC Technology Group Ltd.(a)	59,000	145,480
Beijing Capital Land Ltd., Class H(a)	944,000	131,262
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)	29,500	106,415
Beijing Energy International Holding Co. Ltd.(a)	1,888,000	66,899
Beijing Enterprises Urban Resources Group Ltd.(a)	708,000	112,056
Beijing Gas Blue Sky Holdings Ltd.(a)(d)	2,912,000	43,525
Beijing Jingneng Clean Energy Co. Ltd., Class H	472,000	104,007
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(b)	118,000	209,334
BEST Inc., ADR(a)(b)	94,400	134,048
Binjiang Service Group Co. Ltd.	29,500	108,394
Bit Digital Inc.(a)	12,272	103,698
Boshiwa International Holding Ltd.(b)(d)	32,000	0	(e)
C&D International Investment Group Ltd.(a)	118,000	215,253
Canaan Inc., ADR(a)	28,497	239,375
Canvest Environmental Protection Group Co. Ltd.	295,000	154,705
Cathay Media And Education Group Inc.(a)(c)	118,000	98,517
Central China Management Co. Ltd.(a)	354,000	120,419
Central China New Life Ltd.	177,000	166,007
Central China Real Estate Ltd.	354,000	97,156
CGN New Energy Holdings Co. Ltd.(a)	408,000	126,611
Changsha Broad Homes Industrial Group Co Ltd., Class H(c)	35,400	77,094
Chaowei Power Holdings Ltd.	236,000	84,261
China Animal Healthcare Ltd.(a)(b)(d)	126,000	0	(e)
China BlueChemical Ltd., Class H	760,000	238,909
China Datang Corp. Renewable Power Co. Ltd., Class H	826,000	184,133
China Dongxiang Group Co. Ltd.	1,416,000	176,968
China Everbright Greentech Ltd.(c)	295,000	114,400
China Foods Ltd.	590,000	241,006
China Grand Pharmaceutical and Healthcare Holdings Ltd., Class A(b)	386,500	402,890
China Harmony Auto Holding Ltd.	324,500	147,597
China High Speed Transmission Equipment Group Co. Ltd.(a)(b)	177,000	116,776
China Huiyuan Juice Group Ltd.(a)(d)	379,000	1
China Isotope & Radiation Corp.(b)	23,600	91,246
China Kepei Education Group Ltd.	236,000	180,136
China Lilang Ltd.	177,000	111,298
China Logistics Property Holdings Co. Ltd.(a)(b)(c)	413,000	224,013
China Lumena New Materials Corp.(a)(b)(d)	5,249	16,990
China Machinery Engineering Corp., Class H	295,000	131,949
China Maple Leaf Educational Systems Ltd.(a)	590,000	127,841
China Metal Recycling Holdings Ltd.(a)(d)	12,000	0	(e)
China Modern Dairy Holdings Ltd.(a)(b)	1,003,000	250,733
China New Higher Education Group Ltd.(c)	295,000	224,391
China Online Education Group, ADR(a)	3,894	41,199
China Oriental Group Co. Ltd.	474,000	154,184
China Overseas Grand Oceans Group Ltd.	531,000	336,395
China Renaissance Holdings Ltd.(c)	59,100	167,358
China Resources Medical Holdings Co. Ltd.	324,500	345,801
China Sanjiang Fine Chemicals Co. Ltd.	236,000	97,003
China SCE Group Holdings Ltd.	708,000	321,887
China Shineway Pharmaceutical Group Ltd.(b)	118,000	128,407
China South City Holdings Ltd.	1,652,000	183,041
China Tian Lun Gas Holdings Ltd.	177,000	187,587
China Tobacco International HK Co. Ltd.(b)	59,000	133,984
China Travel International Investment Hong Kong Ltd.(a)	946,000	154,830
China Water Affairs Group Ltd.(b)	354,000	272,311
Security	Shares	Value

China (continued)
China Zhongwang Holdings Ltd.(a)	613,600	$154,007
Chinasoft International Ltd.	760,000	977,622
CIMC Enric Holdings Ltd.	236,000	221,013
CMGE Technology Group Ltd.	354,000	154,617
COFCO Joycome Foods Ltd.	768,000	338,359
Colour Life Services Group Co. Ltd.(b)	118,000	51,988
Concord New Energy Group Ltd.	2,950,000	197,440
Consun Pharmaceutical Group Ltd.	118,000	87,412
Cosmopolitan International Holdings Ltd.(a)	708,000	103,086
CPMC Holdings Ltd.	354,000	211,177
CStone Pharmaceuticals(a)(c)	177,000	305,666
Dexin China Holdings Co. Ltd.	590,000	242,193
Differ Group Holding Co. Ltd.(a)	550,000	136,167
Digital China Holdings Ltd.	295,000	200,042
Dongyue Group Ltd.	413,000	332,212
Ebang International Holdings Inc., Class A(a)(b)	42,716	123,449
Edvantage Group Holdings Ltd.	118,000	125,964
EHang Holdings Ltd., ADR(a)	7,257	196,012
E-House China Enterprise Holdings Ltd.(b)	247,800	246,253
Excellence Commercial Property & Facilities Management Group Ltd.(a)	59,000	74,998
Fanhua Inc., ADR	16,225	215,630
Fantasia Holdings Group Co. Ltd.	708,000	93,920
FIH Mobile Ltd.(a)(b)	1,180,000	179,279
FinVolution Group, ADR	37,347	280,849
FriendTimes Inc.	236,000	77,498
Fu Shou Yuan International Group Ltd.	354,000	377,474
Fufeng Group Ltd.	590,400	198,473
Ganglong China Property Group Ltd.	177,000	101,543
GCL-Poly Energy Holdings Ltd.(a)(b)	5,940,000	1,515,443
Gemdale Properties & Investment Corp. Ltd.	2,124,000	312,074
Genertec Universal Medical Group Co. Ltd.(c)	413,000	377,302
Genetron Holdings Ltd.(a)	5,369	113,662
Glory Sun Financial Group Ltd.(a)	5,192,000	157,939
Grand Baoxin Auto Group Ltd.(a)	23,500	1,971
Greatview Aseptic Packaging Co. Ltd.	295,000	142,542
Greenland Hong Kong Holdings Ltd.	472,000	161,699
Greentown Management Holdings Co. Ltd.(a)(c)	177,000	124,919
Hainan Meilan International Airport Co. Ltd., Class H(a)	55,000	253,282
Hangzhou Steam Turbine Co. Ltd., Class B	165,280	261,428
Harbin Electric Co. Ltd., Class H(a)	200,000	56,172
Hi Sun Technology China Ltd.(a)	708,000	133,100
Homeland Interactive Technology Ltd.	118,000	74,958
Hope Education Group Co. Ltd.(c)	944,000	277,307
Hua Han Health Industry Holdings Ltd.(a)(d)	1,112,400	1
Hua Medicine(a)(c)	206,500	131,531
Huabao International Holdings Ltd.	295,000	476,592
iClick Interactive Asia Group Ltd., ADR(a)(b)	20,532	233,449
iDreamSky Technology Holdings Ltd.(a)(b)(c)	236,000	135,285
IMAX China Holding Inc.(c)	59,100	95,015
Inke Ltd.(a)	354,000	106,258
Inner Mongolia Yitai Coal Co. Ltd., Class B	383,500	244,513
IVD Medical Holding Ltd.	299,000	117,228
JH Educational Technology Inc.	118,000	73,741
JHBP CY Holdings Ltd.(a)(c)	59,000	128,720
Jiayuan International Group Ltd.	472,000	240,230
Jinchuan Group International Resources Co. Ltd.(b)	1,180,000	200,422
JinkoSolar Holding Co. Ltd., ADR(a)(b)	12,213	447,118
JNBY Design Ltd.	88,500	162,155
Joy Spreader Interactive Technology Ltd.(a)	295,000	102,186

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
JW Cayman Therapeutics Co. Ltd.(a)(c)	29,500	$110,646
Kangji Medical Holdings Ltd.	118,000	208,131
Koolearn Technology Holding Ltd.(a)(c)	118,000	183,274
KWG Living Group Holdings Ltd.(a)	354,000	369,876
LexinFintech Holdings Ltd., ADR(a)(b)	34,456	314,928
Lifetech Scientific Corp.(a)(b)	1,222,000	808,187
Lonking Holdings Ltd.	767,000	267,737
Lu Thai Textile Co. Ltd., Class B	1,000	454
Luye Pharma Group Ltd.(b)(c)	590,000	420,079
LVGEM China Real Estate Investment Co. Ltd.	472,000	128,325
Maoyan Entertainment(a)(b)(c)	153,400	262,479
Meitu Inc.(a)(c)	767,000	194,560
MH Development Ltd.(a)(b)(d)	164,000	24,513
Mobvista Inc.(a)(c)	177,000	184,671
National Agricultural Holdings Ltd.(b)(d)	354,000	456
NetDragon Websoft Holdings Ltd.	88,500	261,575
Newborn Town Inc.(a)	118,000	105,466
Nexteer Automotive Group Ltd.	295,000	362,828
Niu Technologies, ADR(a)(b)	10,325	344,029
Ocumension Therapeutics(a)(c)	59,000	216,263
OneSmart International Education Group Ltd., ADR(a)(b)	27,140	39,353
PAX Global Technology Ltd.	295,000	368,256
Peijia Medical Ltd.(a)(c)	59,000	219,906
Poly Property Group Co. Ltd.	750,000	214,416
Pou Sheng International Holdings Ltd.(a)	826,000	204,155
Powerlong Commercial Management Holdings Ltd.	59,000	229,271
Q Technology Group Co. Ltd.	177,000	293,723
Qudian Inc., ADR(a)(b)	68,971	142,770
Qutoutiao Inc., ADR(a)(b)	33,630	72,641
Radiance Holdings Group Co. Ltd.	64,000	36,202
Redco Properties Group Ltd.(b)(c)	354,000	124,140
ReneSola Ltd., ADR(a)	11,859	96,651
Road King Infrastructure Ltd.	59,000	78,338
Ronshine China Holdings Ltd.	236,000	160,609
Scholar Education Group	59,000	40,579
Shanghai Fudan Microelectronics Group Co. Ltd., Class H(a)	118,000	196,968
Shanghai Haohai Biological Technology Co. Ltd., Class H(c)	11,800	149,604
Shanghai Industrial Holdings Ltd.	59,000	93,832
Shanghai Jin Jiang Capital Co. Ltd., Class H	708,000	172,449
Sheng Ye Capital Ltd.(b)	147,500	141,591
Shoucheng Holdings Ltd.	709,200	164,554
Shougang Fushan Resources Group Ltd.	944,000	250,286
Shui On Land Ltd.	1,241,500	207,925
Sichuan Languang Justbon Services Group Co. Ltd., Class H	17,700	118,011
Sihuan Pharmaceutical Holdings Group Ltd.(b)	1,239,000	607,198
Sino-Ocean Group Holding Ltd.	944,000	198,078
Sinopec Engineering Group Co. Ltd., Class H	442,500	280,508
Sinopec Kantons Holdings Ltd.	354,000	139,548
Skyfame Realty Holdings Ltd.	1,534,000	197,641
Skyworth Group Ltd.(a)	708,000	201,739
SOHO China Ltd.(a)	708,000	218,865
Sohu.com Ltd., ADR(a)	10,561	186,190
SOS Ltd., ADR(a)	56,817	191,473
So-Young International Inc., ADR(a)(b)	10,266	100,607
Superb Summit International Group Ltd.(a)(d)	11,913	8
TCL Electronics Holdings Ltd.	295,000	196,066
Tiangong International Co. Ltd.(b)	354,000	158,162
Security	Shares	Value

China (continued)
Tianjin Port Development Holdings Ltd.	442,000	$38,728
Tianli Education International Holdings Ltd.	354,000	202,707
Tianneng Power International Ltd.(b)	236,000	433,719
Times Neighborhood Holdings Ltd.(b)	236,000	192,835
Tong Ren Tang Technologies Co. Ltd., Class H	236,000	237,189
Tongda Group Holdings Ltd.(a)	1,770,000	139,196
Tongdao Liepin Group(a)	82,600	246,920
Towngas China Co. Ltd.	354,000	232,691
Untrade SMI Holdings(a)(d)	468,800	1
Viva Biotech Holdings(c)	206,500	289,438
West China Cement Ltd.	826,000	142,651
Wuling Motors Holdings Ltd.	590,000	141,388
XD Inc.(a)	59,000	478,373
Xiabuxiabu Catering Management China Holdings Co. Ltd.(c)	118,000	140,644
Xtep International Holdings Ltd.	413,000	441,801
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(b)(c)	106,200	101,940
Yixin Group Ltd.(a)(c)	472,000	151,939
Yuexiu REIT	590,000	312,303
Yuexiu Transport Infrastructure Ltd.	354,000	215,380
Yuzhou Group Holdings Co. Ltd.	590,000	169,374
Zepp Health Corp., ADR(a)(b)	10,502	104,915
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	82,600	99,728
Zhou Hei Ya International Holdings Co. Ltd.(b)(c)	265,500	338,806
Zhuguang Holdings Group Co. Ltd.(a)(b)	590,000	185,449
		38,816,327
Colombia — 0.2%
Cementos Argos SA	156,567	214,076
Corp. Financiera Colombiana SA(a)	29,736	226,388
Grupo Argos SA	102,896	280,273
		720,737
Cyprus — 0.1%
Globaltrans Investment PLC, GDR	17,043	111,481
Lenta PLC, GDR(a)	38,291	128,024
QIWI PLC, SP ADR	10,029	109,557
		349,062
Egypt — 0.2%
Cleopatra Hospital(a)	470,267	118,318
Egyptian Financial Group-Hermes Holding Co.(a)	193,090	169,114
EISewedy Electric Co.	65,018	33,169
Heliopolis Housing	145,350	44,896
Juhayna Food Industries	208,550	58,596
Medinet Nasr Housing	226,300	46,430
Palm Hills Developments SAE	487,050	52,229
Six of October Development & Investment	76,650	82,941
Talaat Moustafa Group	296,550	109,725
Telecom Egypt Co.	105,650	76,843
		792,261
Greece — 1.2%
Aegean Airlines SA(a)	10,950	75,698
Alpha Services and Holdings SA(a)	445,335	596,593
Athens Water Supply & Sewage Co. SA	17,008	182,062
GEK Terna Holding Real Estate Construction SA(a)	18,832	222,504
Holding Co. ADMIE IPTO SA	67,320	220,314
LAMDA Development SA(a)	27,750	244,305
Motor Oil Hellas Corinth Refineries SA	18,350	303,416
Mytilineos SA	31,357	587,830

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Greece (continued)
National Bank of Greece SA(a)	178,192	$559,586
Piraeus Financial Holdings SA(a)(b)	201,839	374,547
Public Power Corp. SA(a)(b)	35,261	389,134
Sarantis SA	15,003	161,365
Terna Energy SA	15,095	215,786
Titan Cement International SA	13,350	288,688
		4,421,828
Hungary — 0.1%
Magyar Telekom Telecommunications PLC	195,880	276,441

India — 17.4%
3M India Ltd.(a)	1,003	353,413
Aarti Drugs Ltd.	9,440	94,700
Aarti Industries Ltd.	30,916	715,315
Aavas Financiers Ltd.(a)	10,561	331,429
Adani Power Ltd.(a)	252,343	322,037
Aditya Birla Capital Ltd.(a)	153,990	258,039
Aditya Birla Fashion and Retail Ltd.(a)	103,073	276,650
Advanced Enzyme Technologies Ltd.	18,998	112,343
Aegis Logistics Ltd.	50,563	251,477
Affle India Ltd.(a)	3,304	240,886
AIA Engineering Ltd.(a)	15,163	401,633
Ajanta Pharma Ltd.	9,853	261,796
Alembic Pharmaceuticals Ltd.(a)	20,768	272,666
Alkyl Amines Chemicals	3,894	197,523
Alok Industries Ltd.(a)	365,505	104,244
Amara Raja Batteries Ltd.	30,739	314,456
Amber Enterprises India Ltd.(a)	6,313	237,530
APL Apollo Tubes Ltd.(a)	18,880	338,018
Apollo Tyres Ltd.(a)	112,277	344,632
Ashok Leyland Ltd.(a)	465,628	793,853
Aster DM Healthcare Ltd.(a)(c)	60,357	122,328
Astral Ltd.	29,544	762,453
AstraZeneca Pharma India Ltd.	2,065	107,452
Atul Ltd.(a)	5,192	614,708
AU Small Finance Bank Ltd.(a)(c)	26,373	359,584
Avanti Feeds Ltd.	25,960	214,155
Bajaj Consumer Care Ltd.	40,592	161,224
Bajaj Electricals Ltd.(a)	15,871	230,269
Balaji Amines Ltd.	2,950	114,495
Balrampur Chini Mills Ltd.	47,790	200,335
BASF India Ltd.	2,832	95,066
Bata India Ltd.	19,411	413,711
Bayer CropScience Ltd./India	4,661	340,539
BEML Ltd.	5,428	97,292
Bharat Heavy Electricals Ltd.(a)	286,150	280,831
Birla Corp. Ltd.	8,909	154,653
Birlasoft Ltd.	53,100	232,741
Blue Dart Express Ltd.(a)	2,124	176,293
Blue Star Ltd.(a)	19,706	223,953
Brigade Enterprises Ltd.(a)	7,599	27,052
Can Fin Homes Ltd.	22,184	168,510
Canara Bank(a)	85,845	189,933
Carborundum Universal Ltd.	35,164	290,493
Castrol India Ltd.	160,598	297,909
Ceat Ltd.(a)	6,372	115,987
Central Depository Services India Ltd.	12,744	173,634
Century Textiles & Industries Ltd.	23,128	160,238
CESC Ltd.	20,591	194,546
CG Power and Industrial Solutions Ltd.(a)	154,448	182,610
Security	Shares	Value

India (continued)
Chambal Fertilizers and Chemicals Ltd.	67,024	$267,237
Cholamandalam Financial Holdings Ltd.(a)	34,869	305,548
City Union Bank Ltd.(a)	125,021	297,398
Coforge Ltd.	6,726	328,555
Computer Age Management Services Ltd.	5,782	199,496
Coromandel International Ltd.	36,934	407,542
CreditAccess Grameen Ltd.(a)	18,054	157,746
CRISIL Ltd.	7,080	189,474
Crompton Greaves Consumer Electricals Ltd.	177,354	972,810
Cummins India Ltd.	42,952	465,914
Cyient Ltd.(a)	29,382	334,320
Dalmia Bharat Ltd.(a)	27,317	664,025
DCB Bank Ltd.(a)	60,298	87,189
Deepak Nitrite Ltd.(a)	22,597	555,863
Dhani Services Ltd.(a)	73,632	176,996
Dilip Buildcon Ltd.(c)	13,865	102,852
Dixon Technologies India Ltd.(a)	9,662	536,761
Dr Lal PathLabs Ltd.(c)	11,269	459,827
Edelweiss Financial Services Ltd.	168,268	151,365
EID Parry India Ltd.(a)	28,556	164,932
Emami Ltd.	67,142	464,687
Endurance Technologies Ltd.(a)(c)	13,334	280,277
Engineers India Ltd.	143,606	168,422
EPL Ltd.	30,680	96,549
Eris Lifesciences Ltd.(c)	15,930	153,884
Escorts Ltd.	22,243	358,882
Exide Industries Ltd.	156,645	413,404
Federal Bank Ltd.(a)	505,158	607,751
Fine Organic Industries Ltd.	1,888	75,642
Finolex Industries Ltd.(a)	92,040	215,794
Firstsource Solutions Ltd.	103,309	202,329
Fortis Healthcare Ltd.(a)	151,394	475,839
Gillette India Ltd.	3,776	291,646
Glenmark Pharmaceuticals Ltd.	46,433	380,092
GMM Pfaudler Ltd.	2,478	163,972
GMR Infrastructure Ltd.(a)	785,526	282,655
Godrej Industries Ltd.(a)	22,656	164,018
Godrej Properties Ltd.(a)	35,937	678,281
Granules India Ltd.	49,442	217,415
Graphite India Ltd.(a)	20,650	213,472
Great Eastern Shipping Co. Ltd. (The)	37,229	210,995
Gujarat Fluorochemicals Ltd.(a)	10,502	120,314
Gujarat Gas Ltd.	55,873	414,150
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	22,656	117,598
Gujarat State Petronet Ltd.	96,288	359,961
Happiest Minds Technologies Ltd.(a)	18,349	219,802
HEG Ltd.(a)	3,540	102,314
Hemisphere Properties India Ltd.(a)	16,904	31,848
ICICI Securities Ltd.(c)	29,205	242,460
IDFC First Bank Ltd.(a)	742,751	599,367
IDFC Ltd.(a)	374,001	293,882
IIFL Finance Ltd.	41,123	141,190
IIFL Wealth Management Ltd.	13,511	221,630
India Cements Ltd. (The)	66,434	166,811
Indiabulls Housing Finance Ltd.	86,671	266,308
Indiabulls Real Estate Ltd.(a)	66,080	92,450
IndiaMART Intermesh Ltd.(a)(c)	4,248	432,728
Indian Energy Exchange Ltd.(c)	39,117	192,809
Indian Hotels Co. Ltd. (The)	225,262	432,268
Indian Railway Catering & Tourism Corp. Ltd.	17,228	452,888

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indigo Paints Ltd.(a)	2,714	$94,297
Intellect Design Arena Ltd.(a)	24,078	257,173
IRB Infrastructure Developers Ltd.	46,905	73,403
JB Chemicals & Pharmaceuticals Ltd.	12,744	254,030
Jindal Steel & Power Ltd.(a)	134,343	755,740
JK Cement Ltd.(a)	12,508	490,852
JK Lakshmi Cement Ltd.(a)	27,140	204,724
JM Financial Ltd.	196,411	238,681
Johnson Controls-Hitachi Air Conditioning India Ltd.(a)	3,658	113,772
JSW Energy Ltd.	84,901	137,456
Jubilant Ingrevia Ltd.(a)	23,906	160,182
Jubilant Pharmova Ltd.(a)	22,538	271,839
Just Dial Ltd.(a)	13,157	171,013
Kajaria Ceramics Ltd.	27,671	368,597
Karur Vysya Bank Ltd. (The)(a)	173,873	137,120
Kaveri Seed Co. Ltd.	10,679	105,936
KEC International Ltd.(a)	40,179	227,876
KEI Industries Ltd.	26,845	227,956
KPIT Technologies Ltd.(a)	51,271	172,016
KRBL Ltd.(a)	4,967	14,304
L&T Finance Holdings Ltd.(a)	246,291	317,578
L&T Technology Services Ltd.(c)	8,614	321,763
Laurus Labs Ltd.(c)	105,138	758,983
LIC Housing Finance Ltd.	98,648	634,814
Linde India Ltd.	6,195	136,139
Mahanagar Gas Ltd.	18,467	303,048
Mahindra & Mahindra Financial Services Ltd.(a)	205,143	460,454
Mahindra CIE Automotive Ltd.(a)	47,790	131,934
Manappuram Finance Ltd.	174,404	391,883
Max Financial Services Ltd.(a)	67,614	871,252
Max Healthcare Institute Ltd.(a)	72,216	222,629
Metropolis Healthcare Ltd.(c)	8,909	315,766
Minda Industries Ltd.	25,901	217,492
Mindspace Business Parks REIT(c)	47,200	179,828
Mindtree Ltd.	19,942	657,421
Motilal Oswal Financial Services Ltd.	16,697	187,083
Mphasis Ltd.	28,497	764,741
Multi Commodity Exchange of India Ltd.	8,169	174,320
Natco Pharma Ltd.	30,975	448,626
National Aluminium Co. Ltd.	293,171	298,478
Navin Fluorine International Ltd.	10,797	479,314
NBCC India Ltd.	254,821	167,541
NCC Ltd./India.	114,283	127,460
Nippon Life India Asset Management Ltd.(c)	44,250	226,540
Oberoi Realty Ltd.(a)	41,300	344,563
Oil India Ltd.	84,665	154,549
Oracle Financial Services Software Ltd.	5,900	283,399
Orient Electric Ltd.	50,504	213,103
Persistent Systems Ltd.	15,753	552,036
Phoenix Mills Ltd. (The)(a)	30,326	329,688
PNB Housing Finance Ltd.(a)(c)	24,426	177,023
Poly Medicure Ltd.(a)	6,431	90,635
Polycab India Ltd.(a)	9,263	214,367
Prestige Estates Projects Ltd.(a)	46,610	175,430
Procter & Gamble Health Ltd.	2,714	222,551
PVR Ltd.(a)	15,635	282,503
Quess Corp. Ltd.(c)	23,836	224,099
Radico Khaitan Ltd.	31,270	263,565
Rain Industries Ltd.	48,203	117,105
Rajesh Exports Ltd.	26,255	188,528
Security	Shares	Value

India (continued)
Ramco Cements Ltd. (The)	42,480	$566,527
Ratnamani Metals & Tubes Ltd.(a)	6,962	189,677
RBL Bank Ltd.(a)(c)	126,201	371,519
Redington India Ltd.(a)	97,940	356,228
Relaxo Footwears Ltd.(a)	18,821	294,277
Route Mobile Ltd.(a)	5,900	136,437
Sanofi India Ltd.	3,009	320,946
Schaeffler India Ltd.	3,363	243,676
Shriram City Union Finance Ltd.	6,687	154,650
SKF India Ltd.	5,439	174,280
Sobha Ltd.	13,629	92,620
Solara Active Pharma Sciences Ltd.	3,599	86,934
Sonata Software Ltd.	18,113	169,154
Spandana Sphoorty Financial Ltd.(a)	9,322	73,336
SpiceJet Ltd.(a)	96,819	106,187
SRF Ltd.	9,794	880,456
Sterlite Technologies Ltd.	60,239	208,037
Strides Pharma Science Ltd.	19,765	209,760
Sun TV Network Ltd.	22,892	171,012
Sundaram Finance Ltd.	20,532	707,960
Sundram Fasteners Ltd.	33,748	368,523
Supreme Industries Ltd.	21,653	677,627
Supreme Petrochem Ltd.	9,440	101,193
Suven Pharmaceuticals Ltd.	34,161	242,681
Syngene International Ltd.(a)(c)	41,064	329,585
Tanla Platforms Ltd.	20,886	261,787
Tata Chemicals Ltd.	54,398	528,849
Tata Communications Ltd.	37,066	547,117
Tata Elxsi Ltd.	11,505	578,024
Tata Power Co. Ltd. (The)	461,085	676,512
TeamLease Services Ltd.(a)	4,484	213,772
Thermax Ltd.(a)	13,570	265,120
Thyrocare Technologies Ltd.(c)	7,965	117,076
Torrent Power Ltd.	54,929	328,276
TTK Prestige Ltd.	2,124	250,003
Tube Investments of India Ltd.	32,863	533,337
TV18 Broadcast Ltd.(a)	144,255	83,507
UTI Asset Management Co. Ltd.	10,443	109,034
Vaibhav Global Ltd.	14,455	167,796
Vakrangee Ltd.	163,017	95,084
Varun Beverages Ltd.	36,462	508,351
Vinati Organics Ltd.	9,617	231,546
VIP Industries Ltd.(a)	25,901	131,534
V-Mart Retail Ltd.(a)	4,543	173,107
Vodafone Idea Ltd.(a)	2,773,708	330,794
Voltas Ltd.	69,580	968,637
Wockhardt Ltd.(a)	9,440	83,687
Yes Bank Ltd.(a)	100	19
Yes Bank Ltd., New, (Acquired 03/16/20, Cost: $336,376)(a)(f)	433,083	66,202
Zee Entertainment Enterprises Ltd.	271,754	785,288
		63,141,207
Indonesia — 1.6%
Ace Hardware Indonesia Tbk PT	2,419,000	253,152
Agung Semesta Sejahtera Tbk PT(a)	2,120,580	7,422
AKR Corporindo Tbk PT	666,800	151,096
Astra Agro Lestari Tbk PT	188,800	116,544
Bank BTPN Syariah Tbk PT	743,400	150,828
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	932,400	90,287

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Bank Tabungan Negara Persero Tbk PT(a)	1,604,800	$183,486
Bintang Oto Global Tbk PT(a)	873,200	81,598
Bukit Asam Tbk PT	1,168,200	180,707
Bumi Serpong Damai Tbk PT(a)	2,719,900	213,340
Ciputra Development Tbk PT	3,239,363	243,610
Hanson International Tbk PT(a)(d)	25,794,200	90,284
Indo Tambangraya Megah Tbk PT	129,900	117,475
Indosat Tbk PT(a)	448,400	199,125
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,596,000	140,840
Inti Agri Resources Tbk PT(a)(d)	12,327,500	43,148
Japfa Comfeed Indonesia Tbk PT	1,534,000	213,449
Jasa Marga Persero Tbk PT	802,400	221,676
Lippo Karawaci Tbk PT(a)	8,000,500	91,752
Medco Energi Internasional Tbk PT(a)	2,926,512	141,221
Media Nusantara Citra Tbk PT(a)	1,764,100	114,098
Metro Healthcare Indonesia TBK PT(a)	4,643,300	105,299
Mitra Adiperkasa Tbk PT(a)	3,416,100	167,278
Pabrik Kertas Tjiwi Kimia Tbk PT	430,700	278,190
Pacific Strategic Financial Tbk PT(a)	2,631,400	137,254
Pakuwon Jati Tbk PT(a)	5,770,200	201,803
Panin Financial Tbk PT(a)	6,567,200	90,031
Pelayaran Tamarin Samudra Tbk PT(a)	2,224,400	7,786
Perusahaan Gas Negara Tbk PT(a)	2,855,600	222,638
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,262,600	105,101
PP Persero Tbk PT	1,215,525	94,803
Smartfren Telecom Tbk PT(a)	22,726,800	136,553
Sugih Energy Tbk PT(a)(d)	1,824,800	6,387
Summarecon Agung Tbk PT(a)	3,251,200	213,542
Surya Citra Media Tbk PT(a)	1,439,600	169,599
Timah Tbk PT(a)	849,600	95,108
Transcoal Pacific Tbk PT	295,000	168,826
Waskita Karya Persero Tbk PT	1,688,400	122,248
Wijaya Karya Persero Tbk PT	1,180,048	103,119
XL Axiata Tbk PT	1,097,500	188,820
		5,659,523
Kuwait — 0.8%
Boubyan Petrochemicals Co. KSCP	160,893	482,669
Boursa Kuwait Securities Co. KPSC	31,093	128,112
Gulf Bank KSCP	307,390	228,793
Humansoft Holding Co. KSC	34,279	410,413
Kuwait International Bank KSCP(a)	327,096	236,940
National Industries Group Holding SAK	489,995	362,478
National Real Estate Co. KPSC(a)	232,047	132,272
Qurain Petrochemical Industries Co.	197,035	250,754
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	290,634	231,773
Warba Bank KSCP(a)	480,437	389,522
		2,853,726
Malaysia — 3.0%
AirAsia Group Bhd(a)	454,300	91,673
Alliance Bank Malaysia Bhd(a)	377,800	236,828
ATA IMS Bhd	129,800	74,361
Axis Real Estate Investment Trust	495,600	227,807
Berjaya Sports Toto Bhd	348,200	166,740
Bermaz Auto Bhd	419,000	133,804
BIMB Holdings Bhd	247,800	226,730
British American Tobacco Malaysia Bhd	53,244	202,949
Bumi Armada Bhd(a)	826,000	85,900
Security	Shares	Value

Malaysia (continued)
Bursa Malaysia Bhd	224,350	$443,433
Carlsberg Brewery Malaysia Bhd	59,000	314,020
Comfort Glove Bhd(b)	165,200	85,211
D&O Green Technologies Bhd	123,900	127,715
DRB-Hicom Bhd(b)	395,300	173,169
Dufu Technology Corp. Bhd	88,500	90,250
Frontken Corp. Bhd	368,750	268,309
Gamuda Bhd(a)	448,400	343,620
Globetronics Technology Bhd	247,866	127,534
Greatech Technology Bhd(a)(b)	135,800	176,472
Heineken Malaysia Bhd	35,700	202,243
IGB REIT	625,400	249,646
IJM Corp. Bhd	1,014,800	434,079
Inari Amertron Bhd	885,050	684,422
IOI Properties Group Bhd	436,600	135,200
Lotte Chemical Titan Holding Bhd(c)	135,700	98,074
Magnum Bhd	466,250	223,244
Mah Sing Group Bhd(b)	442,657	97,884
Malaysia Building Society Bhd	1,056,200	155,686
Malaysian Pacific Industries Bhd	29,500	278,851
Malaysian Resources Corp. Bhd	950,000	98,765
My EG Services Bhd(b)	861,400	401,857
Padini Holdings Bhd(a)	194,700	133,730
Pavilion REIT	306,900	95,051
Pentamaster Corp. Bhd	194,750	221,083
Sapura Energy Bhd(a)	3,563,600	103,235
Scientex Bhd	301,700	300,715
Serba Dinamik Holdings Bhd	578,320	158,100
Sime Darby Property Bhd	1,056,600	158,427
SKP Resources Bhd	442,500	163,681
SP Setia Bhd Group(a)	596,000	149,958
Sunway Bhd(b)	435,400	165,325
Sunway Construction Group Bhd	271,520	106,395
Sunway REIT	737,500	247,828
Syarikat Takaful Malaysia Keluarga Bhd	118,100	126,857
TIME dotCom Bhd	141,600	476,277
UMW Holdings Bhd	124,000	92,696
Unisem M Bhd	59,000	102,016
United Plantations BHD	8,300	28,177
UWC BHD	118,000	152,814
Velesto Energy Bhd(a)(b)	1,864,500	60,866
ViTrox Corp. Bhd	76,800	282,358
VS Industry Bhd	1,050,450	312,021
Yinson Holdings Bhd	242,000	283,864
YTL Corp. Bhd(a)	928,700	150,433
		10,728,383
Mexico — 1.8%
Alsea SAB de CV(a)(b)	177,100	297,597
Axtel SAB de CV, CPO(a)	300,900	81,124
Banco del Bajio SA(b)(c)	236,000	411,501
Bolsa Mexicana de Valores SAB de CV	147,500	326,576
Concentradora Fibra Danhos SA de CV	82,600	98,657
Controladora Nemak SAB de CV(a)	743,400	116,821
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)	265,500	460,273
Corp Inmobiliaria Vesta SAB de CV	218,300	448,590
Genomma Lab Internacional SAB de CV, Class B(a)	265,600	277,761
Gentera SAB de CV(a)	348,100	195,564
Grupo Aeroportuario del Centro Norte SAB de CV(a)	118,000	756,354
Grupo Cementos de Chihuahua SAB de CV	59,020	437,065

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Comercial Chedraui SA de CV	100,400	$158,781
Grupo Herdez SAB de CV(b)	76,700	172,862
Grupo Rotoplas SAB de CV	64,900	107,917
Grupo Traxion SAB de CV(a)(c)	64,900	116,812
La Comer SAB de CV(b)	177,000	339,373
Macquarie Mexico Real Estate Management SA de CV(c)	259,700	291,540
PLA Administradora Industrial S. de RL de CV(b)	271,400	418,042
Prologis Property Mexico SA de CV	153,431	361,970
Qualitas Controladora SAB de CV	53,100	289,067
Regional SAB de CV	70,800	382,117
		6,546,364
Pakistan — 0.4%
Bank Alfalah Ltd.	380,668	79,933
Engro Corp. Ltd./Pakistan	126,732	258,529
Fauji Fertilizer Co. Ltd.	207,149	144,172
Hub Power Co. Ltd. (The)	299,366	153,272
Millat Tractors Ltd.	13,265	97,403
Pakistan Oilfields Ltd.	42,126	101,374
Pakistan State Oil Co. Ltd.	107,498	167,697
Searle Co. Ltd. (The)	68,204	108,245
TRG Pakistan(a)	118,000	134,826
United Bank Ltd./Pakistan	178,770	149,458
		1,394,909
Peru — 0.1%
Intercorp Financial Services Inc.	11,387	320,430
Philippines — 0.9%
AC Energy Corp.	2,183,056	332,043
Alliance Global Group Inc.	1,380,600	299,859
Bloomberry Resorts Corp.(a)	1,463,200	204,417
Cebu Air Inc.(a)	88,510	84,450
Century Pacific Food Inc.	288,100	141,044
Cosco Capital Inc.	1,475,000	157,378
D&L Industries Inc.	826,100	127,551
DMCI Holdings Inc.	731,600	85,087
DoubleDragon Properties Corp.(a)	306,910	78,080
First Gen Corp.	291,150	180,912
Manila Water Co. Inc.(a)	395,400	117,270
Megaworld Corp.	1,829,000	116,264
Puregold Price Club Inc.	236,000	183,976
Robinsons Land Corp.	654,900	232,717
Robinsons Retail Holdings Inc.	90,400	97,213
Security Bank Corp.	109,680	279,902
Semirara Mining & Power Corp.	371,800	102,198
Vista Land & Lifescapes Inc.	1,298,100	102,585
Wilcon Depot Inc.	566,500	218,243
		3,141,189
Poland — 1.4%
Alior Bank SA(a)(b)	33,158	304,059
AmRest Holdings SE(a)	26,550	230,913
Asseco Poland SA	21,122	421,119
Bank Millennium SA(a)	217,238	294,443
Budimex SA	4,071	330,530
CCC SA(a)	11,741	385,027
Ciech SA(a)(b)	11,800	150,529
Enea SA(a)	72,157	170,320
Eurocash SA(a)(b)	32,037	131,678
Grupa Azoty SA(a)	16,638	156,035
Grupa Lotos SA	29,205	411,960
Security	Shares	Value

Poland (continued)
Jastrzebska Spolka Weglowa SA(a)(b)	18,231	$181,056
KRUK SA(a)	6,136	430,926
LiveChat Software SA	4,952	159,207
mBank SA(a)	4,602	378,213
Mercator Medical SA(a)	944	62,959
Neuca SA	826	177,265
Tauron Polska Energia SA(a)	334,707	305,550
TEN Square Games SA(b)	1,593	186,226
Warsaw Stock Exchange	11,210	149,737
		5,017,752
Qatar — 0.8%
Aamal Co.	654,546	177,120
Al Meera Consumer Goods Co. QSC	34,456	175,112
Baladna	366,862	154,512
Doha Bank QPSC	511,176	391,756
Gulf International Services QSC(a)	205,250	82,828
Gulf Warehousing Co.	119,180	164,601
Medicare Group	59,295	150,674
Qatar Aluminum Manufacturing Co.	893,673	397,891
Qatar Insurance Co. SAQ(a)	531,708	366,586
Qatar National Cement Co. QSC	91,391	122,693
Qatar Navigation QSC	205,910	409,558
United Development Co. QSC	551,228	237,526
Vodafone Qatar QSC	560,382	263,891
		3,094,748
Russia — 0.8%
Aeroflot PJSC(a)	436,016	416,867
Credit Bank of Moscow PJSC(a)	4,177,200	377,932
Detsky Mir PJSC(c)	210,040	436,879
Federal Grid Co. Unified Energy System PJSC	38,940,000	116,217
LSR Group PJSC	10,621	111,672
Mosenergo PJSC	4,900,000	159,948
Novorossiysk Commercial Sea Port PJSC	616,945	60,599
Rostelecom PJSC(a)	329,220	463,143
Sistema PJSFC, GDR	60,298	518,380
Sovcomflot OAO(a)	127,120	162,670
Unipro PJSC	5,546,000	219,238
		3,043,545
Saudi Arabia — 2.4%
Al Hammadi Co. for Development and Investment	24,721	225,353
Al Jouf Agricultural Development Co.	3,961	95,375
Al Rajhi Co. for Co-operative Insurance(a)	6,962	163,364
Aldrees Petroleum and Transport Services Co.	14,160	237,872
Alujain Holding(a)	8,850	134,275
Arabian Cement Co./Saudi Arabia	18,762	230,132
Arriyadh Development Co.	38,763	245,586
Aseer Trading Tourism & Manufacturing Co.(a)	15,458	107,581
City Cement Co.	30,562	253,444
Dallah Healthcare Co.	9,971	175,212
Dur Hospitality Co.(a)	17,110	153,774
Eastern Province Cement Co.	18,585	247,288
Fawaz Abdulaziz Al Hokair & Co.(a)	28,910	190,556
Halwani Brothers Co.	3,304	90,856
Herfy Food Services Co.	8,555	145,323
Leejam Sports Co. JSC(a)	10,679	218,691
Maharah Human Resources Co.	9,440	197,807
National Agriculture Development Co. (The)(a)	22,184	241,044
National Gas & Industrialization Co.(a)	14,160	146,310
Qassim Cement Co. (The)	16,815	381,115

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Airlines Catering Co.(a)	4,366	$92,576
Saudi Arabia Refineries Co.	2,124	100,407
Saudi Ceramic Co.(a)	16,044	252,274
Saudi Chemical Co. Holding	20,473	208,140
Saudi Fisheries Co.(a)	6,667	101,154
Saudi Ground Services Co.(a)	33,394	328,130
Saudi Industrial Services Co.	7,552	98,100
Saudi Pharmaceutical Industries & Medical Appliances Corp.	22,833	282,502
Saudi Public Transport Co.(a)	22,420	154,538
Saudi Real Estate Co.(a)	38,350	199,421
Saudi Research & Media Group(a)	14,396	465,473
Saudia Dairy & Foodstuff Co.	6,962	331,092
Seera Group Holding(a)	53,985	310,008
Southern Province Cement Co.	23,659	548,852
United Electronics Co.	10,856	352,834
United International Transportation Co.	13,334	153,679
Yamama Cement Co.	42,067	383,625
Yanbu Cement Co.	31,565	371,180
		8,614,943
South Africa — 3.8%
Adcock Ingram Holdings Ltd.	21,417	70,182
AECI Ltd.	33,571	247,740
Alexander Forbes Group Holdings Ltd.	360,077	104,773
Astral Foods Ltd.	14,691	154,308
AVI Ltd.	107,616	572,390
Barloworld Ltd.(a)	52,097	447,585
Coronation Fund Managers Ltd.	78,411	308,950
Dis-Chem Pharmacies Ltd.(a)(c)	101,244	223,848
Distell Group Holdings Ltd.(a)	45,430	559,352
DRDGOLD Ltd.	153,813	195,721
Equites Property Fund Ltd.	185,791	246,036
Fortress REIT Ltd., Series A	367,157	380,977
Foschini Group Ltd. (The)(a)	107,380	1,031,989
Hyprop Investments Ltd.	75,520	144,067
Imperial Logistics Ltd.	58,823	212,350
Investec Ltd.	87,969	365,948
Investec Property Fund Ltd.	191,278	148,234
JSE Ltd.	31,152	259,885
KAP Industrial Holdings Ltd.(a)	937,392	312,889
Liberty Holdings Ltd.(a)	39,353	189,180
Life Healthcare Group Holdings Ltd.(a)	444,093	699,270
Massmart Holdings Ltd.(a)	33,807	159,722
Momentum Metropolitan Holdings	278,598	393,600
Motus Holdings Ltd.	50,740	349,772
Netcare Ltd.(a)	331,639	357,358
Ninety One Ltd.	52,864	174,535
Oceana Group Ltd.	25,700	134,269
Pick n Pay Stores Ltd.	117,115	494,167
PSG Group Ltd.	51,802	295,974
Redefine Properties Ltd.(a)	1,778,496	534,279
Resilient REIT Ltd.	91,981	330,047
Reunert Ltd.	63,425	243,946
Royal Bafokeng Platinum Ltd.	50,563	373,685
Santam Ltd.(a)	11,682	228,855
Sappi Ltd.(a)	177,531	555,133
Steinhoff International Holdings NV(a)(b)	1,318,768	178,946
Stor-Age Property REIT Ltd.	159,182	153,277
Super Group Ltd./South Africa(a)	134,107	306,530
Telkom SA SOC Ltd.	102,070	352,176
Security	Shares	Value

South Africa (continued)
Transaction Capital Ltd.(a)	180,304	$477,671
Truworths International Ltd.	135,818	541,547
Vukile Property Fund Ltd.	257,653	187,894
Wilson Bayly Holmes-Ovcon Ltd.(a)	20,001	168,847
Zeder Investments Ltd.	394,946	92,279
		13,960,183
South Korea — 17.8%
ABLBio Inc.(a)	10,148	190,403
Ace Technologies Corp.(a)(b)	9,558	145,482
Advanced Process Systems Corp.	4,993	130,187
Aekyung Industrial Co. Ltd.(b)	4,956	130,268
AfreecaTV Co. Ltd.	3,315	292,419
Ahnlab Inc.	2,335	142,169
Amicogen Inc.(a)	5,251	168,467
Ananti Inc.(a)	20,414	182,170
Anterogen Co. Ltd.(a)(b)	2,714	121,551
Aprogen KIC Inc.(a)	49,914	96,509
Aprogen pharmaceuticals Inc.(a)	102,247	111,007
AptaBio Therapeutics Inc.(a)	2,360	133,626
APTC Co. Ltd.	4,366	104,883
Asiana Airlines Inc.(a)	6,975	108,343
BGF Co. Ltd.	15,340	96,482
BH Co. Ltd.	9,676	162,094
Binex Co. Ltd.(a)	8,850	178,848
Bioneer Corp.(a)	6,431	100,180
BNK Financial Group Inc.	98,412	701,070
Boditech Med Inc.(b)	6,136	111,330
Boryung Pharmaceutical Co. Ltd.(b)	8,363	169,311
Bukwang Pharmaceutical Co. Ltd.(b)	12,921	245,052
Cafe24 Corp.(a)	5,251	146,535
Cellid Co. Ltd.(a)	1,947	150,814
Cellivery Therapeutics Inc.(a)	4,312	378,090
Chabiotech Co. Ltd.(a)	14,886	261,537
Chong Kun Dang Pharmaceutical Corp.(b)	2,301	269,178
Chunbo Co. Ltd.	1,475	221,241
CJ CGV Co. Ltd.(a)(b)	8,332	249,433
CMG Pharmaceutical Co. Ltd.(a)	46,610	193,621
Com2uSCorp.	2,950	342,116
Cosmax Inc.(a)	2,742	310,701
CosmoAM&T Co. Ltd.(a)	6,254	140,839
COWELL FASHION Co. Ltd.	23,305	136,003
Creative & Innovative System(a)	14,632	155,929
CrystalGenomics Inc.(a)	23,010	168,394
CS Wind Corp.	7,913	539,223
Cuckoo Homesys Co. Ltd.	3,016	139,035
Daea TI Co. Ltd.	22,715	126,537
Daeduck Electronics Co. Ltd./New	13,334	180,456
Daejoo Electronic Materials Co. Ltd.	4,189	167,672
Daesang Corp.	9,322	249,688
Daewoo Engineering & Construction Co. Ltd.(a)	61,364	457,658
Daewoong Co. Ltd.	6,962	229,740
Daewoong Pharmaceutical Co. Ltd.	1,593	219,578
Daishin Securities Co. Ltd.	16,853	280,741
Daou Technology Inc.	9,743	238,977
DB HiTek Co. Ltd.	12,054	557,208
Dentium Co. Ltd.	2,787	147,335
Devsisters Co. Ltd.(a)	1,475	151,025
DGB Financial Group Inc.	60,299	511,491
Digital Power Communications Co. Ltd.	9,676	132,858
DIO Corp.(a)	5,148	180,844

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
DL E&C Co. Ltd.(a)	5,192	$626,390
DL Holdings Co. Ltd.	3,835	282,035
Dong-A Socio Holdings Co. Ltd.	1,475	165,000
Dong-A ST Co. Ltd.	2,773	214,356
Dongjin Semichem Co. Ltd.	11,776	301,757
DongKook Pharmaceutical Co. Ltd.	9,882	254,994
Dongkuk Steel Mill Co. Ltd.(b)	20,495	421,566
Dongsuh Cos. Inc.	10,466	281,180
Dongsung Pharmaceutical Co. Ltd.(a)	3,971	38,954
Dongwha Enterprise Co. Ltd.(a)	1,475	87,402
Dongwon F&B Co. Ltd.	669	141,517
Doosan Co. Ltd.	1,770	138,540
Doosan Fuel Cell Co. Ltd.(a)	13,430	528,969
Doosan Infracore Co. Ltd.(a)	49,796	577,429
DoubleUGames Co. Ltd.	3,776	228,777
Duk San Neolux Co. Ltd.(a)	2,891	109,783
Ecopro BM Co. Ltd.	3,304	520,118
Ecopro Co. Ltd.	6,290	275,811
Ecopro HN Co. Ltd.(a)	1,286	176,994
ENF Technology Co. Ltd.	3,481	110,580
Enzychem Lifesciences Corp.(a)	1,888	169,126
Eo Technics Co Ltd.	3,245	329,334
Eoflow Co. Ltd.(a)	2,360	119,778
Eone Diagnomics Genome Center Co. Ltd.(a)	21,535	96,337
Eubiologics Co. Ltd.(a)	9,794	417,522
Eugene Technology Co. Ltd.	5,900	246,106
Eutilex Co. Ltd.(a)(b)	2,695	83,689
F&F Co. Ltd./New(a)	1,249	503,385
Fine Semitech Corp.	4,071	108,838
Foosung Co. Ltd.(a)	20,960	188,723
GemVax & Kael Co. Ltd.(a)	11,682	244,540
Geneone Life Science Inc.(a)	13,688	280,192
Genexine Inc.(a)	6,077	550,698
Grand Korea Leisure Co. Ltd.(a)	12,313	209,368
Green Cross Cell Corp.	3,658	135,478
Green Cross Holdings Corp.	7,024	215,739
Green Cross LabCell Corp.	1,829	162,666
GS Retail Co. Ltd.	6,667	234,429
G-treeBNT Co. Ltd.(a)	2,264	22,908
Hana Materials Inc.	2,478	97,672
Hana Tour Service Inc.(a)	3,327	267,302
Hanall Biopharma Co. Ltd.(a)	11,387	224,962
Handsome Co. Ltd.	5,784	232,368
Hanil Cement Co. Ltd./New	1,192	176,799
Hanjin Heavy Industries & Construction Co. Ltd.(a)	11,800	90,266
Hanjin Transportation Co. Ltd.	2,978	108,452
Hankook & Co. Co. Ltd.	8,760	159,735
Hankook Shell Oil Co. Ltd.	45	10,924
Hanmi Semiconductor Co. Ltd.	6,844	200,049
Hansae Co. Ltd.	5,310	125,003
Hansol Chemical Co. Ltd.	3,068	684,528
Hanssem Co. Ltd.	3,665	356,388
Hanwha Aerospace Co. Ltd.	11,712	491,032
Hanwha Corp.	11,387	320,510
Hanwha Investment & Securities Co. Ltd.(a)	33,158	139,957
Hanwha Life Insurance Co. Ltd.	100,654	346,796
Hanwha Systems Co. Ltd.(b)	14,809	229,393
HDC Holdings Co. Ltd.	13,518	171,355
HDC Hyundai Development Co-Engineering & Construction, Class E	13,629	361,621
Security	Shares	Value

South Korea (continued)
Helixmith Co. Ltd.(a)	11,210	$317,199
HFR Inc.(a)	2,729	56,208
Hite Jinro Co. Ltd.	11,682	414,439
HLB Life Science Co. Ltd.(a)	28,746	265,659
HS Industries Co. Ltd.	18,172	133,852
Huchems Fine Chemical Corp.	7,225	142,227
Hugel Inc.(a)	2,360	424,799
Huons Global Co. Ltd.	1,652	103,436
Hwaseung Enterprise Co. Ltd.	8,673	149,180
Hyosung Advanced Materials Corp.(a)	898	302,664
Hyosung Chemical Corp.(a)	649	202,588
Hyosung Corp.	2,961	260,991
Hyosung Heavy Industries Corp.(a)	1,652	105,339
Hyosung TNC Corp.	826	521,227
Hyundai Autoever Corp.	1,947	196,728
Hyundai Bioscience Co. Ltd.(a)(b)	10,903	358,381
Hyundai Construction Equipment Co. Ltd.(a)	4,604	238,072
Hyundai Department Store Co. Ltd.	5,171	431,274
Hyundai Electric & Energy System Co. Ltd.(a)	7,362	144,558
Hyundai Elevator Co. Ltd.	9,145	444,047
Hyundai Home Shopping Network Corp.	1,593	134,140
Hyundai Marine & Fire Insurance Co. Ltd.	15,517	339,460
Hyundai Mipo Dockyard Co. Ltd.(a)	7,832	593,836
Hyundai Rotem Co. Ltd.(a)(b)	22,538	427,815
Hyundai Wia Corp.	5,349	404,178
Iljin Diamond Co. Ltd.	2,834	108,060
Iljin Materials Co. Ltd.(b)	7,703	453,407
Ilyang Pharmaceutical Co. Ltd.	4,838	165,517
Innocean Worldwide Inc.	3,382	203,272
iNtRON Biotechnology Inc.(a)	9,484	194,630
IS Dongseo Co. Ltd.	5,428	291,826
ITM Semiconductor Co. Ltd.	2,832	111,580
JB Financial Group Co. Ltd.	41,849	288,452
Jeil Pharmaceutical Co. Ltd.	2,006	78,569
Jejuair Co. Ltd.(a)	4,518	102,144
JETEMA Co. Ltd.(a)	3,481	120,327
Jin Air Co. Ltd.(a)	8,029	164,466
Jusung Engineering Co. Ltd.(a)	10,561	136,784
JW Pharmaceutical Corp.	6,269	162,912
JYP Entertainment Corp.(b)	8,808	312,181
KCC Corp.	1,593	438,516
KCC Glass Corp.	2,950	169,405
KEPCO Engineering & Construction Co. Inc.(b)	4,543	236,529
KEPCO Plant Service & Engineering Co. Ltd.	8,555	353,072
KG Dongbu Steel Co. Ltd.	6,018	107,688
KH FEELUX Co. Ltd.(a)	35,912	104,334
KIWOOM Securities Co. Ltd.	4,221	461,475
Koh Young Technology Inc.(b)	18,150	414,768
Kolmar BNH Co. Ltd.(b)	2,950	139,993
Kolmar Korea Co. Ltd.	6,254	333,860
Kolon Industries Inc.	6,254	349,124
KoMiCo Ltd.	1,711	104,339
Komipharm International Co. Ltd.(a)	15,104	138,113
KONA I Co. Ltd.(a)	3,540	139,342
Korea Electric Terminal Co. Ltd.	2,227	173,153
Korea Line Corp.(a)	47,554	142,887
Korea Petrochemical Ind. Co Ltd.	1,121	267,607
Korea REIT & Trust Co. Ltd.	57,407	124,290
Korea United Pharm Inc.	3,363	163,766
Korean Reinsurance Co.	31,601	277,490

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
KPM Tech Co. Ltd.(a)	37,996	$105,636
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	33,232	181,730
Kumho Tire Co. Inc.(a)	24,957	114,755
Kyung Dong Navien Co. Ltd.	3,189	179,399
L&C Bio Co. Ltd.	4,838	133,372
L&F Co. Ltd.	5,564	441,413
LEENO Industrial Inc.	3,422	501,384
LegoChem Biosciences Inc.(a)	6,018	263,447
LEMON Co. Ltd./Korea(a)	2,447	17,885
LG Hausys Ltd.	2,478	208,463
LG International Corp.	10,030	278,396
LIG Nex1 Co. Ltd.	4,410	174,969
LOTTE Fine Chemical Co. Ltd.	6,696	397,996
LOTTE Reit Co. Ltd.	48,307	257,678
Lotte Tour Development Co. Ltd.(a)(b)	13,216	261,974
LS Corp.	6,053	378,211
LS Electric Co. Ltd.	5,841	297,264
Maeil Dairies Co. Ltd.	3,127	221,535
Mando Corp.(a)	10,800	640,693
Mcnex Co. Ltd.	4,505	195,734
Medipost Co. Ltd.(a)(b)	6,077	175,857
MedPacto Inc.(a)(b)	3,776	268,503
Medy-Tox Inc.	1,607	245,000
MegaStudyEdu Co. Ltd.	3,016	176,259
Meritz Financial Group Inc.	14,060	235,723
Meritz Fire & Marine Insurance Co. Ltd.	17,464	279,183
Mezzion Pharma Co. Ltd.(a)	2,360	301,479
Mirae Asset Maps Asia Pacific Real Estate 1 Investment	39,790	178,648
Myoung Shin Industrial Co. Ltd.(a)	4,248	99,355
Namhae Chemical Corp.	16,579	142,855
Namsun Aluminum Co. Ltd.(a)	26,609	88,408
Naturecell Co. Ltd.(a)	16,461	210,075
NEPES Corp.(a)	6,728	223,708
Neptune Co.(a)	3,481	79,726
NEXTIN Inc.(a)	1,475	79,916
NHN Corp.(a)	3,835	251,585
NHN KCP Corp.(a)	5,192	233,349
NICE Information Service Co. Ltd.	12,603	260,283
NKMax Co. Ltd.(a)	11,448	146,910
NongShim Co. Ltd.	1,180	318,856
OCI Co. Ltd.(a)	6,254	712,372
OliX Pharmaceuticals Inc.(a)	2,891	112,554
OptoElectronics Solutions Co. Ltd.	3,245	127,100
Orion Holdings Corp.	14,455	222,849
Oscotec Inc.(a)(b)	7,729	268,928
Osstem Implant Co. Ltd.	3,660	289,289
Ottogi Corp.	236	115,461
Paradise Co. Ltd.(a)	17,349	308,705
Park Systems Corp.	1,357	172,950
Partron Co. Ltd.	14,952	140,028
PharmaResearch Co. Ltd.	1,357	102,377
Pharmicell Co. Ltd.(a)	18,762	286,365
PI Advanced Materials Co. Ltd.	5,525	223,380
Poongsan Corp.	6,510	234,741
Posco ICT Co. Ltd.	21,260	154,656
Posco International Corp.	17,582	325,904
PSK Inc.	2,714	106,765
RFHIC Corp.(b)	5,487	191,277
Rsupport Co. Ltd.(b)	9,263	68,533
S&S Tech Corp.	5,605	146,536
Security	Shares	Value

South Korea (continued)
Sam Chun Dang Pharm Co. Ltd.(a)	4,720	$224,594
Sam Kang M&T Co. Ltd.(a)	8,673	150,085
Samwha Capacitor Co. Ltd.	3,543	189,440
Samyang Holdings Corp.	1,062	108,137
Sang-A Frontec Co. Ltd.	3,186	135,640
Seah Besteel Corp.	4,189	115,649
Sebang Global Battery Co. Ltd.	1,939	163,870
Seojin System Co. Ltd.(a)	4,602	178,294
Seoul Semiconductor Co. Ltd.(b)	14,844	263,342
SFA Engineering Corp.	6,903	262,182
SFA Semicon Co. Ltd.(a)(b)	26,196	170,598
Shinsegae International Inc.	1,003	212,018
Shinsung E&G Co. Ltd.(a)	48,085	123,707
Silicon Works Co. Ltd.	4,012	386,631
SillaJen Inc.(a)(d)	19,774	214,530
SIMMTECH Co. Ltd.	7,198	145,386
SK Discovery Co. Ltd.	3,610	168,371
SK Materials Co. Ltd.	1,475	423,780
SK Networks Co. Ltd.	48,769	264,876
SL Corp.	5,293	157,307
SM Entertainment Co. Ltd.(a)	6,682	261,405
S-MAC Co. Ltd.(a)	81,833	105,957
SNT Motiv Co. Ltd.	3,254	187,538
Solid Inc.(a)	17,169	109,986
SOLUM Co. Ltd.(a)	8,909	217,016
Solus Advanced Materials Co Ltd.	3,835	173,571
Soulbrain Co. Ltd./New	1,465	431,169
Soulbrain Holdings Co. Ltd.(a)	2,301	76,949
ST Pharm Co. Ltd.(a)	3,068	312,965
Taekwang Industrial Co. Ltd.	118	132,170
Taeyoung Engineering & Construction Co. Ltd.	7,946	93,604
Taihan Electric Wire Co. Ltd.(a)	89,149	162,653
Telcon RF Pharmaceutical Inc.(a)	27,848	118,979
TES Co. Ltd./Korea	5,192	143,554
Tesna Inc.	4,130	165,507
Theragen Etex Co. Ltd.(a)	7,612	56,624
Tokai Carbon Korea Co. Ltd.	1,380	212,912
Tongyang Life Insurance Co. Ltd.	25,869	131,011
Toptec Co. Ltd.	7,670	81,473
TY Holdings Co. Ltd./Korea(a)(b)	8,201	209,806
Unison Co. Ltd.(a)	38,881	148,009
UniTest Inc.(a)	6,313	116,064
Vaxcell-Bio Therapeutics Co. Ltd.(a)	2,773	247,766
Vidente Co. Ltd.(a)	11,564	97,258
Vieworks Co. Ltd.	5,074	169,403
Webzen Inc.(a)	5,490	157,972
Wemade Co. Ltd.	3,436	181,474
WONIK IPS Co. Ltd.	10,267	463,878
Wonik QnC Corp.(a)	4,484	106,288
Woori Technology Investment Co. Ltd.(a)	16,756	136,471
YG Entertainment Inc.(a)(b)	3,906	177,970
Youngone Corp.(b)	7,976	337,727
Yungjin Pharmaceutical Co. Ltd.(a)(b)	33,715	187,497
Yuyang DNU Co. Ltd.(a)(d)	8,823	9,651
Zinus Inc.	3,599	336,937
		64,574,676
Taiwan — 20.7%
AcBel Polytech Inc.	236,000	224,189
ADATA Technology Co. Ltd.	59,000	217,535
Adimmune Corp.(a)	50,000	94,267

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Advanced Ceramic X Corp.	13,000	$225,872
Advanced Wireless Semiconductor Co.	59,596	301,358
Alchip Technologies Ltd.	16,000	335,599
AmTRAN Technology Co. Ltd.(a)	295,312	190,996
AP Memory Technology Corp.	10,000	257,094
Arcadyan Technology Corp.	59,541	207,727
Ardentec Corp.	177,000	271,031
Asia Optical Co. Inc.	118,000	348,060
Asia Pacific Telecom Co. Ltd.(a)	649,910	203,876
Asia Vital Components Co. Ltd.	118,000	311,910
ASPEED Technology Inc.	6,000	479,369
BES Engineering Corp.	472,000	152,844
Bizlink Holding Inc.	59,770	523,842
Brighton-Best International Taiwan Inc.	177,000	213,093
Capital Securities Corp.	649,530	408,742
Career Technology MFG. Co. Ltd.	177,369	188,005
Cathay Real Estate Development Co. Ltd.	177,300	126,546
Center Laboratories Inc.	118,871	290,102
Century Iron & Steel Industrial Co. Ltd.	59,000	234,528
Chang Wah Electromaterials Inc.	59,000	72,444
Charoen Pokphand Enterprise.	59,000	169,177
Cheng Loong Corp.	236,000	351,239
Cheng Uei Precision Industry Co. Ltd.	118,000	170,854
Chicony Electronics Co. Ltd.	177,000	495,877
Chicony Power Technology Co. Ltd.	59,000	147,227
Chilisin Electronics Corp.	59,459	213,175
China Airlines Ltd.(a)	885,000	557,692
China General Plastics Corp.	118,000	150,956
China Man-Made Fiber Corp.(a)	472,223	172,663
China Motor Corp.(a)	118,200	292,371
China Petrochemical Development Corp.	1,062,600	498,932
China Steel Chemical Corp.	59,000	228,452
Chin-Poon Industrial Co. Ltd.	118,000	122,723
Chipbond Technology Corp.	236,000	579,605
ChipMOS Technologies Inc.	236,000	386,679
Chong Hong Construction Co. Ltd.	59,424	168,852
Chroma ATE Inc.	118,000	799,655
Chung Hung Steel Corp.(a)	295,000	557,327
Chung Hwa Pulp Corp.(a)	118,000	103,645
Chung-Hsin Electric & Machinery Manufacturing Corp.	118,000	217,635
Cleanaway Co. Ltd.	29,000	179,815
Clevo Co.	177,000	190,657
CMC Magnetics Corp.	413,238	152,384
Compeq Manufacturing Co. Ltd.	354,000	489,187
Coretronic Corp.	118,400	245,144
Co-Tech Development Corp.	59,000	169,247
CSBC Corp. Taiwan(a)	177,548	141,056
CTCI Corp.	177,000	241,192
Cub Elecparts Inc.	17,361	125,538
Darfon Electronics Corp.	118,000	181,141
Darwin Precisions Corp.(a)	177,000	87,862
Dynapack International Technology Corp.	59,000	231,850
E Ink Holdings Inc.	295,000	656,096
Elan Microelectronics Corp.	118,000	897,361
Elite Material Co. Ltd.	118,000	696,901
Elite Semiconductor Microelectronics Technology Inc.	59,000	284,982
eMemory Technology Inc.	17,000	575,715
ENNOSTAR Inc.(a)	177,184	481,093
Episil Holdings Inc.(a)	59,000	142,952
Eternal Materials Co. Ltd.	295,399	431,756
Security	Shares	Value

Taiwan (continued)
Eva Airways Corp.	826,000	$506,202
Evergreen International Storage & Transport Corp.	118,000	93,771
Everlight Electronics Co. Ltd.	118,000	194,499
Far Eastern Department Stores Ltd.	413,000	333,598
Far Eastern International Bank	885,122	334,991
Faraday Technology Corp.	59,000	144,817
Farglory Land Development Co. Ltd.	118,000	233,399
Feng Hsin Steel Co. Ltd.	177,000	479,052
Firich Enterprises Co. Ltd.	118,376	131,286
First Copper Technology Co. Ltd.(a)	59,000	146,271
Fitipower Integrated Technology Inc.	50,000	601,417
FLEXium Interconnect Inc.	118,418	507,423
FocalTech Systems Co. Ltd.	59,000	449,358
Formosa Sumco Technology Corp.	25,000	151,395
Formosa Taffeta Co. Ltd.	295,000	328,569
Foxsemicon Integrated Technology Inc.	18,200	153,108
Fulgent Sun International Holding Co. Ltd.	59,330	260,395
Fusheng Precision Co. Ltd.	54,000	427,084
General Interface Solution Holding Ltd.	59,000	208,598
Genius Electronic Optical Co. Ltd.	21,585	363,277
Getac Technology Corp.	118,000	219,768
Gigabyte Technology Co. Ltd.	186,000	735,696
Global Lighting Technologies Inc.	59,000	204,538
Global Unichip Corp.	24,000	310,430
Gold Circuit Electronics Ltd.(a)	118,000	234,427
Goldsun Building Materials Co. Ltd.	354,426	325,841
Gourmet Master Co. Ltd.	49,821	298,947
Grand Pacific Petrochemical(a)	295,000	284,451
Grape King Bio Ltd.	59,000	353,930
Great Wall Enterprise Co. Ltd.	177,789	369,566
Greatek Electronics Inc.	118,000	305,858
Hannstar Board Corp.	118,481	189,126
HannStar Display Corp.(a)	767,320	646,150
Highwealth Construction Corp.	236,000	358,012
Holtek Semiconductor Inc.	59,000	200,686
Holy Stone Enterprise Co. Ltd.	59,050	281,416
Hota Industrial Manufacturing Co. Ltd.	59,773	202,031
Hotai Finance Co. Ltd.	59,000	176,856
Hsin Kuang Steel Co. Ltd.	59,000	136,590
HTC Corp.(a)	236,000	314,947
Huaku Development Co. Ltd.	118,080	398,925
Hung Sheng Construction Ltd.	236,416	168,307
IBF Financial Holdings Co. Ltd.	826,607	508,729
International CSRC Investment Holdings Co.	295,945	290,014
International Games System Co. Ltd.	19,000	629,417
ITE Technology Inc.	59,000	253,482
ITEQ Corp.	59,559	271,485
Jentech Precision Industrial Co. Ltd.	4,000	41,079
Jih Sun Financial Holdings Co. Ltd.	354,000	164,619
Johnson Health Tech Co. Ltd.	59,000	167,923
Kenda Rubber Industrial Co. Ltd.	236,675	345,342
Kindom Development Co. Ltd.	118,000	159,309
King Slide Works Co. Ltd.	14,000	193,509
King Yuan Electronics Co. Ltd.	354,000	549,630
King’s Town Bank Co. Ltd.	295,000	437,106
Kinpo Electronics	389,000	190,441
Kinsus Interconnect Technology Corp.	118,000	464,641
KMC Kuei Meng International Inc.	27,000	228,427
Kuoyang Construction Co. Ltd.	59,187	65,122
LandMark Optoelectronics Corp.	21,400	196,210

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Lealea Enterprise Co. Ltd.(a)	236,590	$108,736
Lien Hwa Industrial Holdings Corp.	354,478	617,195
Longchen Paper & Packaging Co. Ltd.	236,357	199,465
Lotes Co. Ltd.	21,968	468,895
Lotus Pharmaceutical Co. Ltd.(a)	59,000	197,765
Lung Yen Life Service Corp.	118,000	250,952
Macronix International Co. Ltd.	590,000	894,564
Makalot Industrial Co. Ltd.	50,391	509,595
Medigen Vaccine Biologics Corp.(a)	44,000	555,938
Mercuries & Associates Holding Ltd.	118,579	94,406
Mercuries Life Insurance Co. Ltd.(a)	531,696	180,153
Merida Industry Co. Ltd.	59,000	685,676
Merry Electronics Co. Ltd.	59,224	229,562
Microbio Co. Ltd.(a)	118,000	237,380
Mitac Holdings Corp.	354,383	360,282
momo.com Inc.	14,000	626,182
Motech Industries Inc.(a)	118,000	131,182
Nan Kang Rubber Tire Co. Ltd.	177,000	243,132
Nantex Industry Co. Ltd.	118,000	556,731
Newmax Technology Co. Ltd.(a)	148,000	254,042
Nuvoton Technology Corp.	59,000	174,039
OBI Pharma Inc.(a)	59,184	243,894
Oriental Union Chemical Corp.	162,000	126,427
Pan Jit International Inc.	59,000	108,630
Pan-International Industrial Corp.	118,722	168,959
Parade Technologies Ltd.	21,000	1,157,345
PChome Online Inc.	59,305	207,371
PharmaEngine Inc.	59,756	137,647
PharmaEssentia Corp.(a)	59,648	183,198
Pharmally International Holding Co. Ltd.(d)	21,603	35,262
Pixart Imaging Inc.	59,635	394,684
Poya International Co. Ltd.(a)	17,453	337,841
President Securities Corp.	295,215	303,780
Primax Electronics Ltd.	118,000	225,761
Prince Housing & Development Corp.	472,917	202,931
Qisda Corp.	590,000	651,061
Radiant Opto-Electronics Corp.	177,000	751,756
Radium Life Tech Co. Ltd.	295,341	118,069
Rexon Industrial Corp. Ltd.	59,000	164,203
RichWave Technology Corp.	15,000	279,560
Ritek Corp.(a)	295,387	106,126
Roo Hsing Co. Ltd.(a)	236,000	83,418
Ruentex Industries Ltd.	118,000	352,285
Run Long Construction Co. Ltd.	118,000	244,699
Sanyang Motor Co. Ltd.	177,820	178,562
ScinoPharm Taiwan Ltd.	118,708	118,129
SDI Corp.	59,000	205,998
Sercomm Corp.	59,000	141,269
Shin Zu Shing Co. Ltd.	59,856	239,351
Shinkong Synthetic Fibers Corp.	413,135	320,853
Sigurd Microelectronics Corp.	177,124	320,648
Simplo Technology Co. Ltd.	59,600	783,378
Sinbon Electronics Co. Ltd.	59,000	565,668
Sincere Navigation Corp.	59,000	55,677
Sino-American Silicon Products Inc.	177,000	1,072,799
Sinyi Realty Inc.	118,778	132,689
Sitronix Technology Corp.	57,000	592,843
Solar Applied Materials Technology Corp.	118,943	204,322
Sonix Technology Co. Ltd.	59,000	200,317
Standard Foods Corp.	106,000	205,144
Security	Shares	Value

Taiwan (continued)
Sunny Friend Environmental Technology Co. Ltd.	20,000	$153,775
Sunonwealth Electric Machine Industry Co. Ltd.	59,000	92,198
Sunplus Technology Co. Ltd.	118,000	126,828
Supreme Electronics Co. Ltd.	195,705	279,250
Systex Corp.	59,000	186,427
TA Chen Stainless Pipe	413,866	686,091
Taichung Commercial Bank Co. Ltd.	944,960	386,632
TaiMed Biologics Inc.(a)	59,000	161,337
Tainan Spinning Co. Ltd.	354,190	356,030
Taita Chemical Co. Ltd.	59,000	87,590
Taiwan Cogeneration Corp.	177,000	248,719
Taiwan Fertilizer Co. Ltd.	295,000	588,699
Taiwan Glass Industry Corp.(a)	354,000	418,408
Taiwan Hon Chuan Enterprise Co. Ltd.	118,004	300,265
Taiwan Mask Corp.	59,000	179,869
Taiwan Paiho Ltd.	118,050	406,452
Taiwan Secom Co. Ltd.	118,450	392,276
Taiwan Semiconductor Co. Ltd.	118,000	210,308
Taiwan Shin Kong Security Co. Ltd.	177,366	243,881
Taiwan Styrene Monomer	242,000	171,500
Taiwan Surface Mounting Technology Corp.	59,000	252,663
Taiwan TEA Corp.(a)	236,000	167,810
Taiwan Union Technology Corp.	59,000	223,056
Tanvex BioPharma Inc.(a)	59,000	125,272
TCI Co. Ltd.	26,528	230,224
Teco Electric and Machinery Co. Ltd.	590,000	702,057
Test Research Inc.	118,000	243,820
Tong Hsing Electronic Industries Ltd.	59,641	392,255
Tong Yang Industry Co. Ltd.	118,133	140,677
Topco Scientific Co. Ltd.	59,000	280,456
TPK Holding Co. Ltd.(a)	118,000	195,556
Transcend Information Inc.	118,000	301,306
Tripod Technology Corp.	177,000	819,068
TSEC Corp.(a)	118,000	139,538
TSRC Corp.	236,000	264,269
TTY Biopharm Co. Ltd.	59,450	175,516
Tung Ho Steel Enterprise Corp.	236,000	409,868
TXC Corp.	118,000	468,909
U-Ming Marine Transport Corp.	118,000	254,372
Union Bank of Taiwan	531,167	224,124
Unitech Printed Circuit Board Corp.	236,420	178,195
United Integrated Services Co. Ltd.	59,400	493,687
United Renewable Energy Co. Ltd.(a)	767,879	370,358
Unizyx Holding Corp.(a)	59,000	66,157
UPC Technology Corp.	236,741	219,379
USI Corp.	236,070	307,688
Visual Photonics Epitaxy Co. Ltd.	59,425	242,478
Voltronic Power Technology Corp.	17,934	798,109
Wafer Works Corp.	177,681	329,646
Wah Lee Industrial Corp.	59,000	165,257
Walsin Lihwa Corp.	767,000	730,212
Wisdom Marine Lines Co. Ltd.	106,000	257,027
Wistron NeWeb Corp.	118,481	282,254
WT Microelectronics Co. Ltd.	118,757	232,042
XinTec Inc.(a)	59,000	323,111
Xxentria Technology Materials Corp.	118,000	285,149
YFY Inc.	413,000	568,994
Yieh Phui Enterprise Co. Ltd.(a)	354,797	298,909
Yulon Finance Corp.	59,080	288,016
Yulon Motor Co. Ltd.(a)	177,026	251,118

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
YungShin Global Holding Corp.	118,200	$184,498
Yungtay Engineering Co. Ltd.	59,000	131,679
		74,976,927
Thailand — 3.6%
AEON Thana Sinsap Thailand PCL, NVDR(b)	29,500	190,313
Amata Corp. PCL, NVDR	359,976	222,060
AP Thailand PCL, NVDR	1,020,700	279,196
Bangchak Corp. PCL, NVDR	472,100	385,121
Bangkok Chain Hospital PCL, NVDR	672,800	438,740
Bangkok Land PCL, NVDR(b)	5,534,200	201,794
Bangkok Life Assurance PCL, NVDR(b)	247,800	249,208
Banpu PCL, NVDR(b)	1,368,800	573,477
Central Plaza Hotel PCL, NVDR(a)	212,400	225,658
CH Karnchang PCL, NVDR	460,300	298,558
Chularat Hospital PCL, NVDR	2,714,800	305,380
CK Power PCL, NVDR	991,300	174,192
Com7 PCL, NVDR(b)	236,000	535,293
Eastern Polymer Group PCL, NVDR(b)	431,400	150,458
Eastern Water Resources Development and Management PCL, NVDR(b)	696,200	218,270
Esso Thailand PCL, NVDR(a)(b)	437,100	118,054
GFPT PCL, NVDR	478,000	163,611
Gunkul Engineering PCL, NVDR	2,196,199	245,770
Hana Microelectronics PCL, NVDR(b)	218,300	420,786
IRPC PCL, NVDR	3,764,200	486,029
Jasmine International PCL, NVDR(b)	2,029,600	181,553
KCE Electronics PCL, NVDR(b)	295,300	668,381
Khon Kaen Sugar Industry PCL, NVDR(a)	1,162,430	159,950
Kiatnakin Phatra Bank PCL, NVDR(b)	106,232	193,713
Major Cineplex Group PCL, NVDR(a)(b)	348,100	227,147
MBK PCL, NVDR	501,500	218,239
Mega Lifesciences PCL, NVDR.	165,200	191,420
Plan B Media PCL, NVDR(b)	826,500	158,433
Pruksa Holding PCL, NVDR(b)	519,200	239,172
PTG Energy PCL, NVDR(b)	324,600	201,350
Quality Houses PCL, NVDR	2,849,767	209,697
Sansiri PCL, NVDR	5,646,700	258,246
Siam Global House PCL, NVDR	1	1
Siamgas & Petrochemicals PCL, NVDR(b)	371,800	136,701
Sino-Thai Engineering & Construction PCL, NVDR(b)	436,628	223,284
Sri Trang Agro-Industry PCL, NVDR(b)	318,680	440,515
Star Petroleum Refining PCL, NVDR(a)(b)	696,200	217,061
Supalai PCL, NVDR(b)	601,900	409,890
Super Energy Corp. PCL, NVDR(b)	6,678,800	209,436
Taokaenoi Food & Marketing PCL, Class R, NVDR(b)	247,900	59,439
Thai Vegetable Oil PCL, NVDR	206,600	219,847
Thanachart Capital PCL, NVDR(b)	135,700	148,619
Thonburi Healthcare Group PCL, NVDR	312,700	255,056
Thoresen Thai Agencies PCL, NVDR	436,600	244,778
Tipco Asphalt PCL, NVDR(b)	277,400	173,210
Tisco Financial Group PCL, NVDR	70,800	201,653
TOA Paint Thailand PCL	188,800	226,410
TPI Polene Power PCL, NVDR(b)	1,404,200	199,414
TTW PCL, NVDR(b)	767,000	289,619
VGI PCL, NVDR(b)	1,563,500	309,890
WHA Corp. PCL, NVDR(b)	3,186,000	315,758
		13,069,850
Turkey — 1.3%
Anadolu Efes Biracilik Ve Malt Sanayii AS	79,768	212,882
Security	Shares	Value

Turkey (continued)
Bera Holding AS(a)	113,634	$337,489
Coca-Cola Icecek AS	31,034	287,581
Dogan Sirketler Grubu Holding AS	425,036	145,788
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	686,406	156,202
Enerjisa Enerji AS(c)	92,512	115,236
Gubre Fabrikalari TAS(a)(b)	17,325	124,288
Haci Omer Sabanci Holding AS	284,557	294,278
Hektas Ticaret TAS(a)	123,369	135,556
Jantsa Jant Sanayi Ve Ticaret AS	4,898	49,376
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	236,939	217,417
Koza Altin Isletmeleri AS(a)(b)	12,185	170,134
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	80,948	150,211
Mavi Giyim Sanayi Ve Ticaret AS, Class B(a)(c)	20,350	119,888
Migros Ticaret AS(a)(b)	32,391	131,034
MLP Saglik Hizmetleri AS(a)(b)(c)	43,601	119,740
Nuh Cimento Sanayi AS	21,122	113,479
Otokar Otomotiv Ve Savunma Sanayi AS	3,009	106,368
Oyak Cimento Fabrikalari AS(a)(b)	97,291	82,580
Pegasus Hava Tasimaciligi AS(a)	14,809	143,759
Petkim Petrokimya Holding AS(a)	403,383	291,294
Sasa Polyester Sanayi AS(a)	4,492	16,163
TAV Havalimanlari Holding AS(a)	84,665	237,022
Tekfen Holding AS(b)	81,361	142,891
Tofas Turk Otomobil Fabrikasi AS	41,477	140,520
Turk Hava Yollari AO(a)	153,282	237,990
Turkiye Halk Bankasi AS(a)(b)	226,206	119,893
Turkiye Sinai Kalkinma Bankasi AS(b)	460,790	71,547
Ulker Biskuvi Sanayi AS	52,005	132,354
Vestel Elektronik Sanayi ve Ticaret AS(a)	27,848	100,914
Yapi ve Kredi Bankasi AS	811,368	203,653
		4,907,527
United Arab Emirates — 0.6%
Agthia Group PJSC	90,860	169,196
Air Arabia PJSC(a)	942,938	353,530
Amanat Holdings PJSC	657,319	171,421
Aramex PJSC	244,024	272,798
DAMAC Properties Dubai Co. PJSC(a)	605,871	224,582
Dana Gas PJSC	1,110,911	238,052
Drake & Scull International PJSC(a)(d)	241,185	24,295
Dubai Financial Market PJSC	583,215	178,980
Dubai Investments PJSC.	785,585	354,668
Emaar Development PJSC(a)	265,714	256,422
		2,243,944
Total Common Stocks — 98.9%
(Cost: $284,641,849)	.	358,765,141

Preferred Stocks

Brazil — 0.9%
Azul SA, Preference Shares, NVS	94,504	779,721
Banco ABC Brasil SA, Preference Shares, NVS	28,983	95,930
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	76,804	200,863
Banco Pan SA, Preference Shares, NVS	96,288	421,607
Cia. de Saneamento do Parana, Preference Shares, NVS	11,800	9,192
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	59,000	273,621

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS	53,100	$273,157
Marcopolo SA, Preference Shares, NVS	218,373	112,293
Metalurgica Gerdau SA, Preference Shares, NVS	253,995	722,261
Randon SA Implementos e Participacoes, Preference Shares, NVS	64,925	183,749
Unipar Carbocloro SA, Preference Shares, NVS	15,073	299,077
		3,371,471
Chile — 0.1%
Embotelladora Andina SA, Class B, Preference Shares, NVS	61,773	147,505

Total Preferred Stocks — 1.0%
(Cost: $2,572,527)		3,518,976

Rights

Greece — 0.0%
Aegean Airlines SA (Expires 06/09/21)(a)	10,950	8,012

South Korea — 0.0%
Cosmax Inc. (Expires 06/18/21)(a)	283	5,963
Korea Line Corp. (Expires 06/09/21)(a)	12,080	9,423
Solid Inc. (Expires 06/09/21)(a)	2,589	3,203
		18,589
Total Rights — 0.0%
(Cost: $0)		26,601

Warrants

Thailand — 0.0%
MBK PCL, NVDR (Expires 12/31/24)(a)	23,104	7,837

Total Warrants — 0.0%
(Cost: $0)		7,837
Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(g)(h)(i)	18,999,973	$19,011,373

Total Short-Term Investments — 5.3%
(Cost: $19,005,656)		19,011,373

Total Investments in Securities — 105.2%
(Cost: $306,220,032)		381,329,928

Other Assets, Less Liabilities — (5.2)%		(18,765,971)

Net Assets — 100.0%		$362,563,957

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Rounds to less than $1.

(f)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $66,202, representing less than 0.05% of its net assets as of period end, and an original cost of $336,376.

(g)	Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,452,869	$9,560,931	(a)	$—	$(43)	$(2,384)	$19,011,373	18,999,973	$333,102	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—	—	—	—	—	113		—
					$(43)	$(2,384)	$19,011,373		$333,215		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Consolidated Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Small-Cap ETF
May 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$71,298,885	$286,957,203	$509,053	$358,765,141
Preferred Stocks	3,518,976	—	—	3,518,976
Rights	11,215	15,386	—	26,601
Warrants	—	7,837	—	7,837
Money Market Funds	19,011,373	—	—	19,011,373
	$93,840,449	$286,980,426	$509,053	$381,329,928

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares